PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Schedule of Property, Plant and Equipment [Table Text Block]
	September 30,	March 31,
	2015	2015
Machinery and Equipment	$628,616	$625,766
Machinery under Capital Lease	735,781	735,781
Office Equipment	53,631	53,631
Leasehold Improvements	3,979	3,979
Less: Accumulated Depreciation	(361,369)	(219,257)
Fixed Assets, net	$1,060,621	$1,199,900

	March 31, 2015	March 31, 2014
Machinery and Equipment	$625,766	$273,597
Machinery under Capital Lease	735,781	-
Office Equipment	53,631	53,631
Leasehold Improvements	3,979	3,979

Less: Accumulated Depreciation	(219,257)	(44,221
Fixed Assets, net	$1,199,900	$286,986